Net finance expense (Tables)	12 Months Ended
Dec. 31, 2024
Financial Instruments [Abstract]
Disclosure of net finance expense recognized in profit or loss

(in thousands of USD)	2024	2023	2022
Interest income	15,895	20,620	7,063
Dividends from other shares	1,050	—	—
Income on recycling hedges from OCI into P&L	—	25,749	—
Change in fair value of fuel derivatives recognized in P&L	—	3,210	6,132
Foreign exchange gains	21,744	17,590	13,945
Finance income	38,689	67,168	27,140

Interest expense on financial liabilities measured at amortized cost	(145,562)	(132,268)	(85,418)
Interest leasing	(275)	(631)	(1,237)
Change in fair value of fuel derivatives recognized in P&L	—	(8,276)	(26,388)
Fair value adjustment on interest rate swaps	—	37	(507)
Other financial charges	(9,249)	(13,513)	(5,930)
Foreign exchange losses	(14,253)	(17,246)	(13,529)
Finance expense	(169,339)	(171,897)	(133,009)

Net finance expense recognized in profit or loss	(130,650)	(104,729)	(105,869)

Disclosure of finance income and expenses not at fair value through profit or loss

	2024	2023	2022
Total interest income on financial assets	15,895	46,368	7,063
Total interest expense on financial liabilities	(145,562)	(132,268)	(85,418)
Total interest leasing	(275)	(631)	(1,237)
Total other financial charges	(9,249)	(13,513)	(5,930)

Disclosure finance expense recognized directly in equity

(in thousands of USD)	2024	2023	2022
Foreign currency translation differences for foreign operations	(2,280)	259	(477)
Cash flow hedges - effective portion of changes in fair value	1,005	(6,164)	30,657
Net finance expense recognized directly in equity	(1,275)	(5,905)	30,180
Attributable to:
Owners of the Company	(1,275)	(5,905)	30,180
Net finance expense recognized directly in equity	(1,275)	(5,905)	30,180
Recognized in:
Translation reserve	(2,280)	259	(477)
Hedging reserve	1,005	(6,164)	30,657